Acquisitions (Tables)	12 Months Ended
Jun. 30, 2011
Acquisitions
Fair Values of the Significant Assets Acquired and Liabilities Assumed

(in millions)	Kinray	Yong Yu	P4 Healthcare
Identifiable intangible assets
Trade names (1)	$16.8	$4.3	$16.0
Customer relationships (2)	116.0	51.7	163.0
Non-compete agreements (3)	0.0	0.0	9.7
Other (4)	0.0	0.0	37.0

Total identifiable intangible assets acquired	132.8	56.0	225.7
Cash and equivalents	0.0	3.9	0.0
Trade receivables, net	297.3	243.8	9.2
Inventories	180.8	133.1	0.1
Property and equipment, net	3.5	3.7	2.3
Other assets	18.8	52.0	2.8
Accounts payable	(268.5)	(218.8)	(1.2)
Other accrued liabilities	(12.4)	(55.8)	(8.3)
Short-term borrowings	0.0	(56.1)	0.0
Long-term obligations	0.0	(1.3)	0.0
Contingent consideration obligation	0.0	0.0	(92.0)

Total identifiable net assets acquired	352.3	160.5	138.6
Goodwill	983.7	239.8	367.5

Total net assets acquired	$1,336.0	$400.3	$506.1

(1)	The weighted average lives of the trade names relating to the Kinray and Yong Yu acquisitions range from two to three years. P4 Healthcare trade names have indefinite lives.
(2)	The weighted average lives of customer relationships range from 4 to 15 years.
(3)	The weighted average life of non-compete agreements is five years.
(4)	The weighted average lives of other identified intangible assets range from 2 to 10 years.